Eaton Vance

Floating-Rate 2022 Target Term Trust

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 135.3%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.8%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$275	$258,500
Dynasty Acquisition Co., Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	26	20,613
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	49	38,339
TransDigm, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	198	183,270
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	2,918	2,728,228
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(2)	247	188,070

		$3,417,020

Automotive — 2.2%
Adient US, LLC
Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024	$521	$463,094
Autokiniton US Holdings, Inc.
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	295	241,695
Bright Bidco B.V.
Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	741	263,739
Chassix, Inc.
Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	244	182,060
Garrett LX III S.a.r.l.
Term Loan, 3.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	99	82,248
IAA, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing June 28, 2026	218	208,980
Panther BF Aggregator 2 L.P.
Term Loan, 4.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	1,418	1,304,445
Tenneco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,407	992,067
Thor Industries, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	413	355,325

		$4,093,653

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$147	$124,918

		$124,918

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$424	$326,432
Clipper Acquisitions Corp.
Term Loan, 3.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	440	411,283
OZ Management L.P.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	18	16,650

		$754,365

Building and Development — 3.7%
ACProducts, Inc.
Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	$175	$159,687
Advanced Drainage Systems, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	116	108,235
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	945	858,602
APi Group DE, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	574	527,677
Beacon Roofing Supply, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	221	200,655
Brookfield Property REIT, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	369	265,211
Core & Main L.P.
Term Loan, 4.33%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	124	109,783
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	2,173	1,955,250
NCI Building Systems, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	295	258,553
Quikrete Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	1,928	1,677,281
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024	853	755,286

		$6,876,220

Business Equipment and Services — 9.9%
Adtalem Global Education, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$147	$132,638
AlixPartners, LLP
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024	1,561	1,487,029
Allied Universal Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,322	1,222,561
Amentum Government Services Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027	375	354,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
AppLovin Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	$1,611	$1,453,896
ASGN Incorporated
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	104	97,488
Belfor Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	199	191,553
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	249	200,711
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	345	277,524
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	723	654,485
CCC Information Services, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	914	844,277
Ceridian HCM Holding, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2025	566	529,561
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	150	140,063
Deerfield Dakota Holding, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 13, 2025	495	438,030
EAB Global, Inc.
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	539	466,235
EIG Investors Corp.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	1,622	1,329,725
Garda World Security Corporation
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	532	508,514
IG Investment Holdings, LLC
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	172	139,269
IRI Holdings, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	617	496,836
Iron Mountain, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	343	330,995
KAR Auction Services, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	249	231,337
Kronos Incorporated
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,438	2,257,938
KUEHG Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,386	1,043,118
LGC Group Holdings Limited
Term Loan, Maturing January 22, 2027(3)	125	111,250
Pike Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 24, 2026	192	178,797

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pre-Paid Legal Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	$202	$173,022
Prime Security Services Borrower, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	1,109	1,008,762
Prometric Holdings, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 29, 2025	98	75,958
Red Ventures, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	426	359,276
SMG US Midco 2, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 2.50%), Maturing January 23, 2025	98	73,993
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,412	1,263,714
West Corporation
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	123	92,355
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	391	301,070

		$18,466,355

Cable and Satellite Television — 4.5%
Altice France S.A.
Term Loan, 4.39%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	$1,271	$1,194,505
Term Loan, 4.70%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	496	469,766
Charter Communications Operating, LLC
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	1,295	1,252,127
CSC Holdings, LLC
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	396	383,130
Term Loan, 3.11%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	469	454,209
Telenet Financing USD, LLC
Term Loan, 2.70%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	1,500	1,393,125
UPC Broadband Holding B.V.
Term Loan, 2.95%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	325	295,208
Virgin Media Bristol, LLC
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	3,100	2,952,750

		$8,394,820

Chemicals and Plastics — 6.6%
Alpha 3 B.V.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,240	$1,150,516
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,512	2,373,663
Ferro Corporation
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	133	116,083
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	136	118,607

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hexion, Inc.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	$298	$254,576
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026	82	75,635
INEOS US Finance, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024	1,271	1,147,487
Messer Industries GmbH
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,016	913,122
Momentive Performance Materials, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	670	552,698
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	739	449,212
PQ Corporation
Term Loan, 4.03%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	1,711	1,543,827
Pregis TopCo Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	249	219,450
Rohm Holding GmbH
Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	150	103,241
Spectrum Holdings III Corp.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	59	46,284
Starfruit Finco B.V.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,085	992,991
Tronox Finance, LLC
Term Loan, 3.93%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)	1,202	1,080,423
Venator Materials Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,268	1,109,063

		$12,246,878

Conglomerates — 0.8%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$1,654	$1,488,677

		$1,488,677

Containers and Glass Products — 6.0%
Berry Global, Inc.
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	$372	$352,462
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	729	605,381
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(2)	2,212	1,972,383
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	587	523,507
Libbey Glass, Inc.
Term Loan, 4.01%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,841	877,732

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pelican Products, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	$246	$200,798
Proampac PG Borrower, LLC
Term Loan, 4.97%, (USD LIBOR + 3.50%), Maturing November 20, 2023(2)	720	610,416
Reynolds Consumer Products, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	925	878,172
Reynolds Group Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	4,398	4,194,525
Ring Container Technologies Group, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	340	297,613
Trident TPI Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	761	639,556

		$11,152,545

Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$250	$225,937
Term Loan, 7.96%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	619	559,969

		$785,906

Drugs — 6.3%
Akorn, Inc.
Term Loan, 16.13%, (1 mo. USD LIBOR + 13.75%), 15.38% cash, 0.75% PIK, Maturing April 16, 2021	$515	$396,656
Albany Molecular Research, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024	731	654,469
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025	500	386,250
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,375	1,206,717
Bausch Health Companies, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	433	415,078
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	322	313,706
Elanco Animal Health, Inc.
Term Loan, Maturing February 4, 2027(3)	775	743,515
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,918	2,618,456
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.68%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	349	334,578
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	2,916	2,811,334

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Mallinckrodt International Finance S.A.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	$2,370	$1,629,497
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	217	150,075

		$11,660,331

Ecological Services and Equipment — 2.4%
Advanced Disposal Services, Inc.
Term Loan, 2.89%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,784	$2,769,632
EnergySolutions, LLC
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	665	564,971
GFL Environmental, Inc.
Term Loan, 4.00%, (1mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	1,083	1,056,832
US Ecology Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	100	96,259

		$4,487,694

Electronics/Electrical — 20.3%
Almonde, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,401	$1,218,585
Applied Systems, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	1,916	1,764,451
Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025	175	161,875
Aptean, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	273	223,705
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	325	276,250
Avast Software B.V.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023	345	315,434
Banff Merger Sub, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,383	1,184,803
Barracuda Networks, Inc.
Term Loan, 4.52%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	863	800,770
Buzz Merger Sub, Ltd.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	225	208,125
Castle US Holding Corporation
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	409	356,420
CDW, LLC
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	497	480,628
Celestica, Inc.
Term Loan, 3.46%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	94	83,438
Cohu, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	296	221,625
CommScope, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	697	661,675

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	$731	$614,250
Datto, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	124	107,547
ECI Macola/Max Holdings, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	318	285,829
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	879	740,460
Epicor Software Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 1, 2022	2,548	2,363,523
EXC Holdings III Corp.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	171	151,390
Fiserv Investment Solutions, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	225	203,625
Flexera Software, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025	662	603,787
GlobalLogic Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	173	164,202
Hyland Software, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	2,744	2,563,309
Infoblox, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	714	635,221
Informatica, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	2,375	2,101,875
MA FinanceCo., LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	247	224,855
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	574	522,067
Marcel LUX IV S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	597	546,248
Microchip Technology Incorporated
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	604	572,448
MKS Instruments, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	133	121,674
NCR Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	373	341,409
Recorded Books, Inc.
Term Loan, Maturing August 29, 2025(3)	100	87,500
Refinitiv US Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	793	767,042
Seattle Spinco, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,666	1,518,499
SGS Cayman L.P.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	148	110,206

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	$1,959	$1,289,366
SolarWinds Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,432	1,336,299
Solera, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,510	2,353,521
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	473	413,504
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	315	299,796
SS&C Technologies, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	441	420,136
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	175	160,125
Sutherland Global Services, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	635	473,441
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	150	142,500
TriTech Software Systems
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	321	250,331
TTM Technologies, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	106	99,859
Uber Technologies, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,945	1,829,529
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	590	556,488
Ultimate Software Group, Inc. (The)
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	647	611,179
Ultra Clean Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	298	253,141
Verifone Systems, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,111	737,251
Veritas Bermuda, Ltd.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	729	623,571
Vero Parent, Inc.
Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,268	1,020,495
Vertiv Group Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	75	68,250
VS Buyer, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	450	434,250
Vungle, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	274	244,894
Western Digital Corporation
Term Loan, 3.35%, (3 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	741	717,102

		$37,639,778

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$1,044	$941,651
IBC Capital Limited
Term Loan, 4.64%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	121	102,339

		$1,043,990

Financial Intermediaries — 2.8%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 3.45%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$149	$118,356
Aretec Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,511	1,042,653
Claros Mortgage Trust, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	299	240,293
EIG Management Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	98	86,730
Focus Financial Partners, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	1,134	1,043,137
Franklin Square Holdings L.P.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	197	182,225
Greenhill & Co., Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	513	454,300
GreenSky Holdings, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,323	1,091,475
Harbourvest Partners, LLC
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	169	144,233
Starwood Property Trust, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	199	178,105
StepStone Group L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025	245	231,525
Victory Capital Holdings, Inc.
Term Loan, 4.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	457	406,730
Virtus Investment Partners, Inc.
Term Loan, 3.27%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	55	50,019

		$5,269,781

Food Products — 3.6%
Alphabet Holding Company, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,365	$1,107,015
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	145	135,971
B&G Foods, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	100	94,856

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	$490	$367,462
CHG PPC Parent, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	197	177,832
Del Monte Foods, Inc.
Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	831	678,958
Froneri International, Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	825	792,000
Hearthside Food Solutions, LLC
Term Loan, 4.68%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	665	568,714
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	173	149,483
HLF Financing S.a.r.l.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	419	378,158
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	2,106	1,988,416
Nomad Foods Europe Midco Limited
Term Loan, 2.95%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	247	233,232

		$6,672,097

Food Service — 1.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,820	$1,688,456
Aramark Services, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	306,302
IRB Holding Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%), Maturing February 5, 2025(2)	812	633,624
Restaurant Technologies, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	74	62,398
US Foods, Inc.
Term Loan, 2.82%, (6 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	318	300,342
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	647	602,555

		$3,593,677

Food/Drug Retailers — 0.1%
Allsup’s Convenience Stores, Inc.
Term Loan, 7.18%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$247	$207,375

		$207,375

Health Care — 14.3%
Accelerated Health Systems, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$222	$200,524
ADMI Corp.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	688	617,342
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	234	183,984

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
athenahealth, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	$743	$697,950
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	182	173,865
BioClinica, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	729	605,295
BW NHHC Holdco, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	393	237,765
Carestream Dental Equipment, Inc.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	483	398,084
Certara L.P.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	975	828,750
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024	1,898	1,752,141
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	2,294	2,075,703
CryoLife, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	171	149,680
Ensemble RCM, LLC
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	199	185,402
Envision Healthcare Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	2,497	1,338,344
Gentiva Health Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	970	916,299
GHX Ultimate Parent Corporation
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	1,362	1,273,921
Greatbatch Ltd.
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	628	600,216
Hanger, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	417	393,592
Inovalon Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	467	430,214
IQVIA, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	1,344	1,255,166
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	149	132,833
MPH Acquisition Holdings, LLC
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,802	1,639,695
National Mentor Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	237	215,965
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	11	9,808
Navicure, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	375	354,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
One Call Corporation
Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	$478	$395,661
Ortho-Clinical Diagnostics S.A.
Term Loan, 4.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,769	1,514,303
Parexel International Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	859	738,423
Phoenix Guarantor, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	744	684,834
Radiology Partners, Inc
Term Loan, 5.98%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)	480	407,315
Select Medical Corporation
Term Loan, 3.43%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,144	2,047,168
Sound Inpatient Physicians
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	197	175,867
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	725	571,762
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	737	475,174
Tecomet, Inc.
Term Loan, 5.50%, (USD Prime + 2.25%), Maturing May 1, 2024	1,713	1,464,697
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	716	542,533
Verscend Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	591	561,450
Viant Medical Holdings, Inc.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	197	174,837
Wink Holdco, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	171	146,472

		$26,567,409

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing November 8, 2023	$2,798	$1,151,775

		$1,151,775

Industrial Equipment — 6.0%
AI Alpine AT Bidco GmbH
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$99	$83,937
Altra Industrial Motion Corp.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	265	243,206
Apex Tool Group, LLC
Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), Maturing August 1, 2024	921	716,530
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	98	84,403

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPM Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	$123	$102,145
Delachaux Group S.A.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	175	146,125
DXP Enterprises, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	195	176,475
Dynacast International, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	864	583,522
Engineered Machinery Holdings, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024	855	718,462
EWT Holdings III Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	1,694	1,558,844
Filtration Group Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	1,109	979,966
Gardner Denver, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	443	418,399
Gates Global, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024	1,945	1,750,601
Hayward Industries, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	717	577,508
Ingersoll-Rand Services Company
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	525	493,500
LTI Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	172	128,850
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	75	56,964
Rexnord, LLC
Term Loan, 2.68%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	1,173	1,088,041
Robertshaw US Holding Corp.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025	392	254,800
Thermon Industries, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024	88	75,240
Titan Acquisition Limited
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,152	981,654

		$11,219,172

Insurance — 6.0%
Alliant Holdings Intermediate, LLC
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	$174	$161,095
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	879	816,508
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	891	834,435
AssuredPartners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	574	511,905

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	$1,176	$1,094,020
Term Loan - Second Lien, 7.49%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,875	1,753,125
FrontDoor, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	172	166,342
Hub International Limited
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025	698	652,864
Hub International, Ltd.
Term Loan, 4.54%, (2 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	1,891	1,787,290
NFP Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	1,388	1,214,233
Sedgwick Claims Management Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	469	414,339
USI, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,268	1,156,594
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	549	501,992

		$11,064,742

Leisure Goods/Activities/Movies — 4.9%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$718	$540,705
Ancestry.com Operations, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	1,588	1,325,980
ClubCorp Holdings, Inc.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	658	422,845
Crown Finance US, Inc.
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	611	410,551
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	572	378,747
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	1,000	898,750
Live Nation Entertainment, Inc.
Term Loan, 2.56%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026	2,918	2,640,491
Match Group, Inc.
Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027	275	257,125
Motion Finco S.a.r.l.
Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)	26	21,248
Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)	198	167,372
NASCAR Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	283	250,294
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	1,308	1,234,292
Steinway Musical Instruments, Inc.
Term Loan, 4.45%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	196	183,274
Travel Leaders Group, LLC
Term Loan, 4.96%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	368	282,776

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
UFC Holdings, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	$174	$155,417

		$9,169,867

Lodging and Casinos — 6.1%
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$204	$185,622
Boyd Gaming Corporation
Term Loan, 2.93%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,851	1,631,875
CCM Merger, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing August 8, 2021	846	763,757
CityCenter Holdings, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	196	173,678
Four Seasons Hotels Limited
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,917	2,683,719
GBT III B.V.
Term Loan, Maturing February 26, 2027(3)	513	448,631
Term Loan, Maturing February 26, 2027(3)	612	535,744
Golden Nugget, Inc.
Term Loan, 3.58%, (USD LIBOR + 2.50%), Maturing October 4, 2023(2)	2,996	2,341,752
GVC Holdings (Gibraltar) Limited
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	417	346,389
Hanjin International Corp.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	200	160,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	463	329,757
Stars Group Holdings B.V. (The)
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	1,367	1,310,879
Wyndham Hotels & Resorts, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	493	433,400

		$11,345,203

Nonferrous Metals/Minerals — 0.4%
Arconic Rolled Products Corporation
Term Loan, Maturing February 4, 2027(3)	$225	$205,875
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	204	202,758
Term Loan, 0.00%, Maturing October 17, 2022(4)	735	82,029
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	222	194,141

		$684,803

Oil and Gas — 3.6%
Apergy Corporation
Term Loan, 3.64%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$96	$83,810

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Blackstone CQP Holdco L.P.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	$397	$323,555
Buckeye Partners L.P.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	1,050	976,500
Centurion Pipeline Company, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	99	74,063
CITGO Holding, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	100	80,595
CITGO Petroleum Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021	1,943	1,797,686
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	965	844,594
Delek US Holdings, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	74	55,065
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,500	525,000
McDermott Technology Americas, Inc.
DIP Loan, 10.72%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)	225	207,562
DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 22, 2020	183	181,245
Term Loan, 0.00%, Maturing May 9, 2025(4)	491	148,358
Prairie ECI Acquiror L.P.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,093	573,607
Term Loan, Maturing March 11, 2026(3)	200	105,000
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	293	270,890
UGI Energy Services, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	397	343,405

		$6,590,935

Publishing — 1.5%
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	$1,268	$1,149,200
Getty Images, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	710	578,440
Harland Clarke Holdings Corp.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	164	104,442
ProQuest, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	898	848,374

		$2,680,456

Radio and Television — 4.1%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$199	$161,522
Diamond Sports Group, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,667	1,308,301

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Entercom Media Corp.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	$741	$666,620
Entravision Communications Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	308	254,203
Gray Television, Inc.
Term Loan, 4.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	234	225,474
Hubbard Radio, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	1,169	1,007,381
iHeartCommunications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	873	747,564
Mission Broadcasting, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	133	124,679
Nexstar Broadcasting, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	515	483,419
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	192	181,558
Sinclair Television Group, Inc.
Term Loan, 3.21%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	249	230,405
Terrier Media Buyer, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	698	605,296
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	1,882	1,608,952

		$7,605,374

Rail Industries — 0.2%
Genesee & Wyoming, Inc.
Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026	$375	$363,281

		$363,281

Retailers (Except Food and Drug) — 2.3%
Apro, LLC
Term Loan, 4.00%, Maturing November 14, 2026(5)	$289	$253,500
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	1,009	885,032
Ascena Retail Group, Inc.
Term Loan, 5.75%, (USD LIBOR + 4.50%), Maturing August 21, 2022(2)	860	268,016
BJ’s Wholesale Club, Inc.
Term Loan, 3.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	943	900,866
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	729	568,829
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	366	295,765
PetSmart, Inc.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	1,131	1,089,614

		$4,261,622

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Steel — 2.3%
Atkore International, Inc.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$1,982	$1,744,172
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	922	806,641
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	343	284,690
Zekelman Industries, Inc.
Term Loan, 3.21%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	1,550	1,449,250

		$4,284,753

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$22	$18,504
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	295	250,762
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	969	823,333
PODS, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 6, 2024	219	192,503
XPO Logistics, Inc.
Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	211,313

		$1,496,415

Telecommunications — 5.1%
CenturyLink, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	$2,768	$2,572,568
Colorado Buyer, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	729	495,367
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	753	493,489
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	900	839,250
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	778	602,907
Plantronics, Inc.
Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)	495	385,869
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	368	245,612
Telesat Canada
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	549	511,593
Zayo Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	975	914,063
Ziggo Financing Partnership
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	2,650	2,474,437

		$9,535,155

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	$1,285	$1,225,321
Calpine Corp.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	1,944	1,877,461
Calpine Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	347	335,217
Granite Acquisition, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,220	1,188,375
Talen Energy Supply, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	149	131,755
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	319	269,244

		$5,027,373

Total Senior Floating-Rate Loans (identified cost $289,346,996)		$251,424,415

Corporate Bonds & Notes — 15.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.2%
Air Canada
7.75%, 4/15/21(6)	$1,000	$981,200
American Airlines Group, Inc.
5.00%, 6/1/22(6)	500	404,375
Bombardier, Inc.
6.125%, 1/15/23(6)	1,000	711,255
United Airlines Holdings, Inc.
4.25%, 10/1/22	250	229,012

		$2,325,842

Automotive — 0.3%
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	$545	$509,168

		$509,168

Building and Development — 1.3%
Griffon Corp.
5.25%, 3/1/22	$739	$692,797
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	1,000	1,023,235

Security	Principal Amount (000’s omitted)	Value
Standard Industries, Inc.
5.50%, 2/15/23(6)	$632	$614,601

		$2,330,633

Cable and Satellite Television — 0.5%
Cablevision Systems Corp.
5.875%, 9/15/22	$925	$939,190

		$939,190

Containers and Glass Products — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(6)	$1,000	$1,006,229

		$1,006,229

Electronics/Electrical — 1.1%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,004,665
CommScope, Inc.
5.00%, 6/15/21(6)	100	99,870
Infor (US), Inc.
6.50%, 5/15/22	1,000	979,660

		$2,084,195

Energy — 0.5%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23	$1,000	$974,415

		$974,415

Financial Intermediaries — 1.5%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$970,625
Ford Motor Credit Co., LLC
5.875%, 8/2/21	300	295,500
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	503,920
Navient Corp.
5.50%, 1/25/23	1,007	954,132

		$2,724,177

Food/Drug Retailers — 0.1%
Safeway, Inc.
3.95%, 8/15/20	$100	$98,991
4.75%, 12/1/21	9	8,651

		$107,642

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(6)	$836	$843,273

		$843,273

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,025,000

		$1,025,000

Lodging and Casinos — 0.6%
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	$276	$217,694
Studio City Co., Ltd.
7.25%, 11/30/21(6)	1,000	977,050

		$1,194,744

Metals/Mining — 0.4%
Hudbay Minerals, Inc.
7.25%, 1/15/23(6)	$769	$675,755

		$675,755

Nonferrous Metals/Minerals — 0.0%(7)
New Gold, Inc.
6.25%, 11/15/22(6)	$62	$60,681

		$60,681

Oil and Gas — 1.8%
Energy Transfer Operating, L.P.
4.25%, 3/15/23	$1,000	$897,426
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(6)	500	324,350
Precision Drilling Corp.
6.50%, 12/15/21	536	406,663
SM Energy Co.
6.125%, 11/15/22	1,000	431,564
Tervita Corp.
7.625%, 12/1/21(6)	1,287	909,587
Transocean, Inc.
8.375%, 12/15/21	750	441,570

		$3,411,160

Real Estate Investment Trusts (REITs) — 0.3%
iStar, Inc.
5.25%, 9/15/22	$600	$558,562

		$558,562

Security	Principal Amount (000’s omitted)	Value
Road & Rail — 0.8%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	$1,500	$1,475,618

		$1,475,618

Surface Transport — 1.5%
DAE Funding, LLC
5.25%, 11/15/21(6)	$1,000	$914,375
Hertz Corp. (The)
6.25%, 10/15/22	203	143,720
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(6)	1,000	904,844
XPO Logistics, Inc.
6.50%, 6/15/22(6)	750	755,880

		$2,718,819

Technology — 0.4%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(6)	$662	$662,000

		$662,000

Telecommunications — 2.0%
Hughes Satellite Systems Corp.
7.625%, 6/15/21	$1,000	$1,025,460
SBA Communications Corp.
4.00%, 10/1/22	90	90,646
Sprint Communications, Inc.
6.00%, 11/15/22	1,500	1,568,910
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,011,765

		$3,696,781

Total Corporate Bonds & Notes (identified cost $32,347,387)		$29,323,884

Short-Term Investments — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(8)	6,022,258	$6,019,849

Total Short-Term Investments (identified cost $6,019,646)		$6,019,849

Description	Units	Value
Total Investments — 154.4% (identified cost $327,714,029)		$286,768,148

Less Unfunded Loan Commitments — (0.2)%		$(288,889)

Net Investments — 154.2% (identified cost $327,425,140)		$286,479,259

Notes Payable — (38.5)%		$(71,500,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (17.2)%		$(31,983,736)

Other Assets, Less Liabilities — 1.5%		$2,779,893

Net Assets Applicable to Common Shares — 100.0%		$185,775,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after March 31, 2020, at which time the interest rate will be determined.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2020 the total value of unfunded loan commitments is $253,500.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $13,853,346 or 7.5% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Trust’s investment in affiliated funds was $6,019,849, which represents 3.3% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,727,116	$118,910,593	$(119,614,585)	$(3,478)	$203	$6,019,849	$112,294	6,022,258

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$251,135,526	$—	$251,135,526
Corporate Bonds & Notes	—	29,323,884	—	29,323,884
Short-Term Investments	—	6,019,849	—	6,019,849
Total Investments	$—	$286,479,259	$—	$286,479,259

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.